PROPERTY, PLANT AND EQUIPMENT, NET (Details) $ in Millions	9 Months Ended
Sep. 30, 2026 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 45,260
Ending balance	44,804
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74,948
Acquisitions	8
Additions	3,788
Transfer from E&E (Note 11)	4
Change in Decommissioning Liabilities	20
Divestitures	(272)
Exchange Rate Movements and Other	259
Ending balance	78,755
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,688)
Divestitures	70
Exchange Rate Movements and Other	137
Depreciation, Depletion and Amortization	4,196
Ending balance	(33,951)
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,359
Ending balance	40,026
Crude Oil and Natural Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,567
Acquisitions	8
Additions	3,346
Transfer from E&E (Note 11)	4
Change in Decommissioning Liabilities	20
Divestitures	(23)
Exchange Rate Movements and Other	87
Ending balance	69,009
Crude Oil and Natural Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,208)
Divestitures	21
Exchange Rate Movements and Other	55
Depreciation, Depletion and Amortization	3,741
Ending balance	(28,983)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	132
Ending balance	127
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	275
Acquisitions	0
Additions	0
Transfer from E&E (Note 11)	0
Change in Decommissioning Liabilities	0
Divestitures	0
Exchange Rate Movements and Other	0
Ending balance	275
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(143)
Divestitures	0
Exchange Rate Movements and Other	0
Depreciation, Depletion and Amortization	5
Ending balance	(148)
Refining Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,313
Ending balance	4,421
Refining Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,147
Acquisitions	0
Additions	427
Transfer from E&E (Note 11)	0
Change in Decommissioning Liabilities	0
Divestitures	0
Exchange Rate Movements and Other	162
Ending balance	7,736
Refining Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,834)
Divestitures	0
Exchange Rate Movements and Other	85
Depreciation, Depletion and Amortization	396
Ending balance	(3,315)
Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	456
Ending balance	230
Other Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,959
Acquisitions	0
Additions	15
Transfer from E&E (Note 11)	0
Change in Decommissioning Liabilities	0
Divestitures	(249)
Exchange Rate Movements and Other	10
Ending balance	1,735
Other Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,503)
Divestitures	49
Exchange Rate Movements and Other	(3)
Depreciation, Depletion and Amortization	54
Ending balance	$ (1,505)